ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule Of Consolidated Financial Information) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2006
Consolidated financial information [Line Items]
Cash and cash equivalents		$ 15,333	$ 125,199
Restricted cash		5,818	47,253
Accounts receivable, net		2,584	6,098
Financing receivable, net	[1]	3,486	125,478
Inventory		59,197	95,012
Prepaid expenses and other current assets		49,515	48,226
Amounts due from related parties		20,829	188
Assets of discontinued operations - current		0	20,551
Total current assets		156,762	468,005
Property and equipment, net		1,555	29,509
Long-term investments		22,341	34,742
Goodwill		84,434	101,937	$ 0
Amounts due from a related party-non-current		133,880	0
Restricted cash – non-current		36,362	26,075
Other non-current assets		767	958
Assets of discontinued operations – non-current		0	530,670
Total assets		437,193	1,194,164
Accounts payable		8,255	19,095
Short-term debt		49,887	61,479
Accrued expenses and other current liabilities		33,055	31,877
Payable to investors		15	142,689
Amounts due to related parties		55	7,059
Deferred revenue		3,716	11,433
Contingent consideration		11,929	5,944
Income tax payable		20,602	11,727
Current liabilities of discontinued operations		0	79,244
Total current liabilities		127,514	370,547
Long-term contingent consideration		93,741	60,850
Total non-current liabilities		128,741	114,871
Total liabilities		256,255	485,418
Net revenues		498,198	174,624	47,481	$ 47,481
Net loss		72,540	(110,427)	(185,352)
Loss from continuing operations		(158,817)	8,749	(63,114)
Loss from discontinued operations		223,298	(119,252)	(122,238)
Net cash provided by operating activities		(60,239)	(114,964)	(11,005)
Net cash provided by investing activities		170,844	263,285	(183,653)
Net cash provided by financing activities		(254,179)	(67,113)	126,075
VIEs and their subsidiaries [Member]
Consolidated financial information [Line Items]
Cash and cash equivalents		9,363	5,198
Restricted cash		0	51
Accounts receivable, net		2,215	1,423
Financing receivable, net		0	145
Inventory		57,859	95,012
Prepaid expenses and other current assets		46,247	35,686
Amounts due from related parties		20,008	865
Assets of discontinued operations - current		0	15,646
Total current assets		135,692	154,026
Property and equipment, net		489	491
Long-term investments		1,900	11,901
Goodwill		64,364	89,274
Amounts due from a related party-non-current		40,000	0
Restricted cash – non-current		363	345
Other non-current assets		747	468
Assets of discontinued operations – non-current		0	32,116
Total non-current assets		107,863	134,595
Total assets		243,555	288,621
Accounts payable		6,849	18,525
Short-term debt		29,816	12,296
Accrued expenses and other current liabilities		19,135	15,644
Payable to investors		15	7,153
Amounts due to related parties		28	7,013
Deferred revenue		3,099	10,108
Contingent consideration		11,929	5,944
Income tax payable		10,920	9,455
Current liabilities of discontinued operations		0	3,786
Total current liabilities		81,791	89,924
Long-term contingent consideration		88,098	60,850
Total non-current liabilities		88,098	60,850
Total liabilities		169,889	150,774
Net revenues		486,388	153,759	46,040
Loss from continuing operations		(82,304)	(19,250)	(13,035)
Loss from discontinued operations		(5,220)	(22,995)	(18,133)
Net cash provided by operating activities		(14,403)	(146,911)	68,374
Net cash provided by investing activities		(11,441)	22,943	(187,621)
Net cash provided by financing activities		27,018	37,208	148,080
Consolidated Assets Backed Financing Entities [Member]
Consolidated financial information [Line Items]
Financing receivable, net		0	78,485
Total assets		0	78,485
Accrued expenses and other current liabilities		0	4
Payable to investors		0	64,087
Total liabilities		0	64,091
Net revenues		0	0	0
Net loss		36	91	375
Net cash provided by operating activities		0	0	0
Net cash provided by investing activities		0	0	0
Net cash provided by financing activities		$ 0	$ 0	$ 0

[1]	The Company consolidated Shanghai Renren Finance Leasing Asset-Backed Special Plans (the "Plans"), see Note 1.